EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE [abstract]
Schedule of earnings per share
	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Profit attributable to owners of the Company	1,158,253	1,015,361	784,059

Weighted average number of ordinary shares in issue	7,083,537	7,083,537	7,083,537
Weighted average equivalent ADSs	141,670	141,670	141,670

Basic and diluted earnings per share	RMB0.16	RMB0.14	RMB0.11
Basic and diluted earnings per equivalent ADS	RMB8.18	RMB7.17	RMB5.53